Purchase Price of Assets (Details) (USD $)	Jun. 30, 2012	Mar. 31, 2012	Mar. 31, 2011	Jun. 30, 2003
Purchase Price of Assets
Goodwill	$ 30,000	$ 30,000	$ 30,000	$ 30,000
Purchase price				70,000
Book Value
Purchase Price of Assets
Furniture, fixture and equipment				40,000
Total				40,000
Purchase price				40,000
Fair Value Adjustment
Purchase Price of Assets
Goodwill				30,000
Total				30,000
Purchase price				30,000
Fair Market Value
Purchase Price of Assets
Furniture, fixture and equipment				40,000
Goodwill				30,000
Total				70,000
Purchase price				$ 70,000